Equity - Summary of contingent credits weighted by risk and regulatory capital explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Risk and Regulatory Capital [Abstract]
Total risk weighted assets and credits	S/ 64,308,282	S/ 63,494,884
Total regulatory capital	10,239,304	9,811,486
Basic regulatory capital (Level 1)	7,892,361	7,461,727
Supplementary regulatory capital (Level 2)	S/ 2,346,943	S/ 2,349,759
Global capital to regulatory capital ratio	15.92%	15.45%